LICENSE SETTLEMENT (Details Narrative)		3 Months Ended		6 Months Ended		12 Months Ended
	Oct. 12, 2017 USD ($) integer	Sep. 30, 2020 USD ($)	Sep. 30, 2019 USD ($)	Sep. 30, 2020 USD ($)	Sep. 30, 2019 USD ($)	Mar. 31, 2020 USD ($)	Mar. 31, 2019 USD ($)
Consulting fees		$ 360,920	$ 186,770	$ 720,735	$ 313,040	$ 2,832,672	$ 0
Consulting agreement [Member]
Number of installments, consideration for license | integer	24
Monthly installment payment	$ 1,000
Consulting fees payable	$ 24,000
Consulting fees						$ 25,000